UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06247

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	08-31-2009

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

International Growth Fund

August 31, 2009

International Growth – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.8%

AUSTRALIA ― 4.2%
BHP Billiton Ltd.	957,604	$ 29,784,702
Commonwealth Bank of Australia	277,920	10,805,307
CSL Ltd.	275,442	7,498,603
QBE Insurance Group Ltd.	150,980	2,919,678
Wesfarmers Ltd.	480,952	10,215,361
		61,223,651

BELGIUM ― 1.0%
Anheuser-Busch InBev NV	344,147	14,857,812

BERMUDA ― 0.6%
Seadrill Ltd.	504,760	8,975,226

BRAZIL ― 3.2%
Companhia Brasileira de Meios de Pagamento	789,609	6,715,887
Itau Unibanco Holding SA Preference Shares	424,490	7,110,494
Petroleo Brasileiro SA ADR	146,400	5,803,296
Vale SA Preference Shares	1,603,700	27,748,001
		47,377,678

CANADA ― 2.0%
Canadian National Railway Co.	214,260	10,357,287
EnCana Corp.	111,874	5,816,329
Research In Motion Ltd.(1)	177,000	12,931,620
		29,105,236

CZECH REPUBLIC ― 0.8%
CEZ AS	233,320	12,187,070

DENMARK ― 2.0%
Novo Nordisk A/S B Shares	296,419	18,069,281
Vestas Wind Systems A/S(1)	147,800	10,603,808
		28,673,089

FRANCE ― 7.1%
Air Liquide SA	33,960	3,624,603
BNP Paribas	303,780	24,461,979
Carrefour SA	146,110	6,879,822
Cie Generale des Etablissements Michelin, Class B	161,630	12,162,603
Danone SA	123,554	6,718,428
GDF Suez	188,050	7,923,206
Legrand SA	180,430	4,428,335
LVMH Moet Hennessy Louis Vuitton SA	82,720	7,908,593
Publicis Groupe	196,380	7,221,254
Societe Television Francaise 1	187,860	3,040,579
Total SA	342,046	19,599,575
		103,968,977

GERMANY ― 4.8%
Allianz SE	100,630	11,630,497
BASF SE	355,710	18,556,930
Bayer AG	145,430	8,929,560
Daimler AG	173,640	7,848,772
Deutsche Boerse AG	46,750	3,568,857
Fresenius Medical Care AG & Co. KGaA	212,623	9,552,944

International Growth – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares	Value

Muenchener Rueckversicherungs-Gesellschaft AG	68,800	$ 10,260,654
		70,348,214

GREECE ― 1.5%
National Bank of Greece SA(1)	709,375	22,220,576

HONG KONG ― 1.2%
China Resources Land Ltd.	638,000	1,335,195
Li & Fung Ltd.	3,330,000	11,063,551
Melco Crown Entertainment Ltd. ADR(1)	890,678	5,459,856
		17,858,602

INDIA ― 1.7%
Axis Bank Ltd.	211,150	3,915,086
Hero Honda Motors Ltd.	141,740	4,385,594
Housing Development Finance Corp. Ltd.	70,218	3,558,503
Infosys Technologies Ltd.	198,060	8,645,071
Larsen & Toubro Ltd.	117,730	3,779,537
		24,283,791

INDONESIA ― 0.4%
PT Bank Rakyat Indonesia	6,923,500	5,220,099

IRELAND ― 1.8%
CRH plc	375,882	9,645,673
Experian plc	959,020	8,037,282
Ryanair Holdings plc ADR(1)	297,982	8,161,727
		25,844,682

ISRAEL ― 0.6%
Teva Pharmaceutical Industries Ltd. ADR	170,130	8,761,695

ITALY ― 4.4%
ENI SpA	802,739	19,034,342
Luxottica Group SpA(1)	193,390	4,690,967
Saipem SpA	860,534	23,032,461
UniCredit SpA(1)	4,925,080	17,845,653
		64,603,423

JAPAN ― 17.1%
Aisin Seiki Co. Ltd.	168,500	4,219,291
Asahi Glass Co. Ltd.	735,000	6,398,173
Benesse Corp.	163,600	8,034,949
Daikin Industries Ltd.	140,600	4,956,131
Hitachi Construction Machinery Co. Ltd.	419,400	8,514,203
Honda Motor Co. Ltd.	690,900	21,792,493
HOYA Corp.	408,700	9,223,751
iShares MSCI Japan Index Fund	1,786,920	18,262,322
Japan Steel Works Ltd. (The)	829,000	10,299,022
Kubota Corp.	1,307,000	10,801,537
Kurita Water Industries Ltd.	180,000	5,996,776
Mitsubishi Corp.	734,800	14,885,524
Mitsubishi Electric Corp.	1,278,000	9,504,309
Mitsubishi Estate Co. Ltd.	290,000	4,808,920
Mitsubishi UFJ Financial Group, Inc.	1,986,600	12,681,788
Murata Manufacturing Co. Ltd.	156,100	7,381,408
Nidec Corp.	194,700	13,998,313
Nitori Co. Ltd.	178,550	13,815,798
Nomura ETF - Nikkei 225 Exchange Traded Fund	108,400	12,243,783

International Growth – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares	Value

ORIX Corp.	182,710	$ 14,039,511
Rakuten, Inc.	19,250	11,626,545
SMC Corp.	82,600	9,631,488
SOFTBANK CORP.	435,100	9,749,420
Sony Financial Holdings, Inc.	490	1,488,168
Terumo Corp.	81,300	4,281,246
		248,634,869

LUXEMBOURG ― 1.0%
Millicom International Cellular SA(1)	200,577	14,152,713

MULTI-NATIONAL ― 1.5%
iShares MSCI EAFE Index Fund	205,910	10,847,339
iShares MSCI Emerging Markets Index Fund	322,590	11,390,653
		22,237,992

NETHERLANDS ― 2.2%
Akzo Nobel NV	114,260	6,471,043
ASML Holding NV	480,000	13,167,329
Koninklijke Ahold NV	675,400	7,911,599
Koninklijke KPN NV	284,050	4,361,263
		31,911,234

PEOPLE'S REPUBLIC OF CHINA ― 2.5%
Baidu, Inc. ADR(1)	4,470	1,475,368
Ctrip.com International Ltd. ADR(1)	135,341	6,623,588
Industrial & Commercial Bank of China Ltd. H Shares	14,021,000	9,569,908
NetEase.com, Inc. ADR(1)	69,879	2,934,219
Tencent Holdings Ltd.	1,063,800	15,825,680
		36,428,763

SINGAPORE ― 0.3%
United Overseas Bank Ltd.	434,000	5,029,876

SOUTH KOREA ― 3.3%
Hyundai Motor Co.	195,070	16,556,506
POSCO	35,540	13,132,925
Samsung Electronics Co. Ltd.	29,700	18,335,095
		48,024,526

SPAIN ― 3.9%
Banco Bilbao Vizcaya Argentaria SA	405,270	7,198,529
Banco Santander SA	1,966,002	30,256,173
Telefonica SA	762,540	19,228,990
		56,683,692

SWEDEN ― 2.0%
Atlas Copco AB A Shares	654,260	8,225,986
Autoliv, Inc.	114,778	3,680,930
Electrolux AB B Shares(1)	400,190	8,292,258
H & M Hennes & Mauritz AB B Shares	170,530	9,450,665
		29,649,839

SWITZERLAND ― 8.8%
ABB Ltd.(1)	482,825	9,265,279
Actelion Ltd.(1)	39,200	2,261,894
Adecco SA	153,860	7,388,593
Credit Suisse Group AG	307,530	15,668,376
Holcim Ltd.(1)	42,630	2,874,475
Julius Baer Holding AG	262,470	13,347,823

International Growth – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares	Value

Nestle SA	453,790	$ 18,847,563
Novartis AG	450,600	20,885,304
Roche Holding AG	142,419	22,635,865
SGS SA	2,290	2,830,872
Syngenta AG	49,812	11,713,276
		127,719,320

TAIWAN (REPUBLIC OF CHINA) ― 1.6%
AU Optronics Corp. ADR	15,153	149,406
Hon Hai Precision Industry Co. Ltd.	1,555,000	5,243,723
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,081,378	11,570,744
Wistron Corp.	3,177,773	6,159,279
		23,123,152

TURKEY ― 0.9%
Turkiye Garanti Bankasi AS(1)	3,494,330	12,928,159

UNITED KINGDOM ― 17.4%
Admiral Group plc	849,967	14,727,538
AMEC plc	302,110	3,691,272
Antofagasta plc	826,280	10,212,031
AstraZeneca plc	158,570	7,306,496
Autonomy Corp. plc(1)	343,763	7,229,109
Barclays plc(1)	3,918,797	24,019,359
BG Group plc	1,389,329	22,919,365
British American Tobacco plc	264,958	8,056,380
British Sky Broadcasting Group plc	1,150,510	10,185,208
Cadbury plc	813,800	7,672,729
Capita Group plc (The)	506,080	5,596,340
Carnival plc	283,070	8,648,129
Compass Group plc	1,517,430	8,068,801
GlaxoSmithKline plc	452,542	8,858,986
HSBC Holdings plc	2,211,391	23,453,650
Intercontinental Hotels Group plc	461,790	5,727,000
Kingfisher plc	2,818,650	9,674,011
Man Group plc	873,167	3,783,003
Next plc	168,370	4,465,192
Reckitt Benckiser Group plc	311,283	14,417,649
Rolls-Royce Group plc(1)	842,280	6,176,178
Scottish & Southern Energy plc	479,987	8,722,753
Standard Chartered plc	192,452	4,368,179
Tesco plc	2,547,553	15,597,625
Vodafone Group plc	4,372,610	9,425,591
		253,002,574
TOTAL COMMON STOCKS
(Cost $1,146,130,649)		1,455,036,530

International Growth – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares	Value

TEMPORARY CASH INVESTMENTS — 0.2%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	731,787	$ 731,787

Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $1,736,327), in a joint trading account at 0.10%, dated 8/31/09, due 9/1/09 (Delivery value $1,700,005)		1,700,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $2,431,787)		2,431,787

TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $1,148,562,436)		1,457,468,317
OTHER ASSETS AND LIABILITIES(2)		535,874
TOTAL NET ASSETS — 100.0%		$1,458,004,191

Market Sector Diversification
(as a % of net assets)
Financials	22.1%
Consumer Discretionary	14.7%
Industrials	11.4%
Information Technology	9.7%
Materials	9.2%
Health Care	8.1%
Consumer Staples	7.6%
Energy	7.5%
Telecommunication Services	3.9%
Diversified	3.6%
Utilities	2.0%
Cash and Equivalents*	0.2%

*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
EAFE	-	Europe, Australasia, and Far East
ETF	-	Exchange Traded Fund
MSCI	-	Morgan Stanley Capital International

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.

International Growth – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of August 31, 2009:
	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$128,021,807	$1,327,014,723	–
Temporary Cash Investments	731,787	1,700,000	–
Total Value of Investment Securities	$128,753,594	$1,328,714,723	–

3. Federal Tax Information

As of August 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,214,956,497
Gross tax appreciation of investments	$ 248,944,017
Gross tax depreciation of investments	(6,432,197)
Net tax appreciation (depreciation) of investments	$ 242,511,820

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Global Growth Fund

August 31, 2009

Global Growth – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.3%

AUSTRALIA ― 3.8%
BHP Billiton Ltd.	279,990	$ 8,708,630
CSL Ltd.	147,295	4,009,943
Wesfarmers Ltd.	109,160	2,318,545
		15,037,118

BERMUDA ― 0.8%
Accenture Ltd., Class A	96,860	3,196,380

BRAZIL ― 1.6%
Companhia Brasileira de Meios de Pagamento	243,509	2,071,125
Petroleo Brasileiro SA ADR	107,670	4,268,039
		6,339,164

DENMARK ― 0.7%
Vestas Wind Systems A/S(1)	40,281	2,889,932

FRANCE ― 0.7%
Pernod-Ricard SA	35,870	2,795,881

GERMANY ― 1.4%
BASF SE	44,140	2,302,726
Fresenius Medical Care AG & Co. KGaA	67,250	3,021,477
		5,324,203

GREECE ― 1.6%
National Bank of Greece SA(1)	197,196	6,176,999

HONG KONG ― 0.4%
Melco Crown Entertainment Ltd. ADR(1)	255,380	1,565,479

INDIA ― 0.8%
Bharat Heavy Electricals Ltd.	37,480	1,772,864
Hero Honda Motors Ltd.	46,393	1,435,451
		3,208,315

IRELAND ― 2.3%
CRH plc	205,422	5,141,384
Experian plc	452,860	3,795,295
		8,936,679

ISRAEL ― 0.5%
Teva Pharmaceutical Industries Ltd. ADR	39,940	2,056,910

ITALY ― 0.9%
Saipem SpA	129,690	3,471,193

JAPAN ― 9.0%
Hitachi Construction Machinery Co. Ltd.	48,100	976,474
Kubota Corp.	295,000	2,437,990
Murata Manufacturing Co. Ltd.	44,400	2,099,516
Nidec Corp.	80,700	5,802,074
Nitori Co. Ltd.	31,250	2,418,055
ORIX Corp.	63,370	4,869,377
Rakuten, Inc.	9,732	5,877,898
SMC Corp.	34,600	4,034,498
Toyota Motor Corp.	154,000	6,603,546
		35,119,428

Global Growth – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares	Value

LUXEMBOURG ― 0.4%
SES SA Fiduciary Depositary Receipt	83,648	$ 1,638,676

NETHERLANDS ― 2.5%
ASML Holding NV New York Shares	146,500	4,024,355
Koninklijke Ahold NV	358,680	4,201,558
Koninklijke KPN NV	101,830	1,563,483
		9,789,396

PEOPLE'S REPUBLIC OF CHINA ― 1.7%
NetEase.com, Inc. ADR(1)	46,870	1,968,071
Tencent Holdings Ltd.	325,600	4,843,807
		6,811,878

SOUTH KOREA ― 1.9%
Hyundai Motor Co.	39,150	3,322,844
Samsung Electronics Co. Ltd.	6,780	4,185,587
		7,508,431

SPAIN ― 2.0%
Banco Santander SA	499,750	7,691,001

SWITZERLAND ― 6.7%
Adecco SA	95,810	4,600,943
Credit Suisse Group AG	88,410	4,504,410
Julius Baer Holding AG	84,120	4,277,894
Novartis AG	72,850	3,376,596
Roche Holding AG	39,940	6,348,005
Weatherford International Ltd.(1)	155,320	3,098,634
		26,206,482

TAIWAN (REPUBLIC OF CHINA) ― 0.3%
Wistron Corp.	514,518	997,258

UNITED KINGDOM ― 9.4%
Admiral Group plc	125,070	2,167,111
Antofagasta plc	287,520	3,553,473
BG Group plc	355,940	5,871,841
British Sky Broadcasting Group plc	247,550	2,191,505
Cadbury plc	428,310	4,038,224
Capita Group plc (The)	239,169	2,644,781
Compass Group plc	962,020	5,115,457
Man Group plc	288,970	1,251,965
Reckitt Benckiser Group plc	125,365	5,806,512
Standard Chartered plc	176,210	3,999,527
		36,640,396

UNITED STATES ― 49.9%
3M Co.	108,700	7,837,270
Abbott Laboratories	137,430	6,215,959
Air Products & Chemicals, Inc.	73,510	5,515,455
Allergan, Inc.	85,910	4,804,087
American Express Co.	282,150	9,542,313
American Tower Corp., Class A(1)	195,390	6,184,093
Apollo Group, Inc., Class A(1)	62,280	4,036,990
Apple, Inc.(1)	49,130	8,264,157
Avon Products, Inc.	103,588	3,301,350
Baxter International, Inc.	51,220	2,915,442
Celgene Corp.(1)	38,630	2,015,327

Global Growth – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares	Value

Charles Schwab Corp. (The)	157,020	$ 2,835,781
Chevron Corp.	63,530	4,443,288
Cisco Systems, Inc.(1)	258,100	5,574,960
Coach, Inc.	192,880	5,456,575
Colgate-Palmolive Co.	98,630	7,170,401
CVS Caremark Corp.	170,780	6,407,666
Danaher Corp.	47,140	2,861,869
DIRECTV Group, Inc. (The)(1)	127,040	3,145,510
Discovery Communications, Inc., Class A(1)	191,230	4,956,682
Fidelity National Financial, Inc., Class A	185,578	2,787,382
Goldman Sachs Group, Inc. (The)	54,580	9,030,807
Google, Inc., Class A(1)	12,900	5,955,543
Hewlett-Packard Co.	139,930	6,281,458
Hudson City Bancorp., Inc.	276,630	3,629,386
Kohl's Corp.(1)	90,110	4,648,775
MasterCard, Inc., Class A	28,510	5,776,981
McDonald's Corp.	49,540	2,786,130
Occidental Petroleum Corp.	100,480	7,345,088
Oracle Corp.	281,710	6,160,998
priceline.com, Inc.(1)	37,840	5,826,603
QUALCOMM, Inc.	76,510	3,551,594
Southwestern Energy Co.(1)	145,635	5,368,106
St. Jude Medical, Inc.(1)	122,820	4,733,483
Union Pacific Corp.	121,690	7,278,279
United Parcel Service, Inc., Class B	77,650	4,151,169
Western Union Co. (The)	148,980	2,687,599
XTO Energy, Inc.	101,410	3,914,426
		195,398,982
TOTAL COMMON STOCKS
(Cost $338,680,792)		388,800,181

TEMPORARY CASH INVESTMENTS — 0.4%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	70,131	70,131

Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $1,634,190), in a joint trading account at 0.10%, dated 8/31/09, due 9/1/09 (Delivery value $1,600,004)		1,600,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,670,131)		1,670,131

TOTAL INVESTMENT SECURITIES — 99.7%
(Cost $340,350,923)		390,470,312
OTHER ASSETS AND LIABILITIES — 0.3%		1,053,158
TOTAL NET ASSETS — 100.0%		$391,523,470

Global Growth – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)

Market Sector Diversification
(as a % of net assets)
Information Technology	18.8%
Financials	16.0%
Consumer Discretionary	15.6%
Industrials	11.6%
Health Care	10.1%
Energy	9.6%
Consumer Staples	9.2%
Materials	6.4%
Telecommunication Services	2.0%
Cash and Equivalents*	0.7%

*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.

Global Growth – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of August 31, 2009:
	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$195,398,982	–	–
Foreign Common Stocks	20,177,868	$173,223,331	–
Temporary Cash Investments	70,131	1,600,000	–
Total Value of Investment Securities	$215,646,981	$174,823,331	–

3. Federal Tax Information

As of August 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$343,969,880
Gross tax appreciation of investments	$ 52,817,126
Gross tax depreciation of investments	(6,316,694)
Net tax appreciation (depreciation) of investments	$ 46,500,432

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Emerging Markets Fund

August 31, 2009

Emerging Markets – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.1%

BRAZIL ― 16.1%
BM&FBOVESPA SA	796,600	$ 4,919,841
Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	131,500	3,217,204
Gerdau SA Preference Shares	249,500	2,937,552
Global Village Telecom Holding SA(1)	229,500	4,091,474
Itau Unibanco Holding SA Preference Shares	868,118	14,541,564
MRV Engenharia e Participacoes SA	144,600	2,593,240
Natura Cosmeticos SA	178,600	2,871,322
Net Servicos de Comunicacao SA Preference Shares(1)	187,100	1,980,498
PDG Realty SA Empreendimentos e Participacoes	192,800	2,829,548
Petroleo Brasileiro SA ADR	461,577	18,296,912
Vale SA Preference Shares	1,150,000	19,897,862
Vivo Particpacoes SA ADR	127,528	2,902,537
Votorantim Celulose e Papel SA(1)	441,987	6,936,900
		88,016,454

HONG KONG ― 6.1%
China Mobile Ltd. ADR	267,365	13,159,705
China Overseas Land & Investment Ltd.	1,798,000	3,656,108
China Resources Land Ltd.	1,752,000	3,666,554
CNOOC Ltd.	4,634,000	6,086,630
Fushan International Energy Group Ltd.(1)	7,408,000	5,037,147
Shimao Property Holdings Ltd.	1,273,000	1,895,428
		33,501,572

HUNGARY ― 1.3%
OTP Bank plc(1)	267,707	6,906,153

INDIA ― 8.4%
Aban Offshore Ltd.	51,319	1,715,626
Bharat Heavy Electricals Ltd.	81,932	3,875,514
Grasim Industries Ltd.	49,102	2,735,655
HDFC Bank Ltd.	175,816	5,296,986
ICICI Bank Ltd.	243,118	3,740,258
Infosys Technologies Ltd.	227,412	9,926,249
JSW Steel Ltd.	369,748	5,218,880
Maruti Suzuki India Ltd.	151,561	4,463,017
Reliance Industries Ltd.(1)	66,452	2,728,989
Sesa Goa Ltd.	791,160	3,440,108
Sterlite Industries India Ltd.(1)	100,516	1,390,960
Sterlite Industries India Ltd. ADR(1)	100,001	1,339,013
		45,871,255

INDONESIA ― 3.3%
PT Astra International Tbk	557,500	1,667,522
PT Bank Rakyat Indonesia	6,591,500	4,969,782
PT Bumi Resources Tbk	18,320,000	5,270,635
PT Perusahaan Gas Negara	18,532,000	6,388,760
		18,296,699

ISRAEL ― 1.0%
Teva Pharmaceutical Industries Ltd. ADR	102,701	5,289,102

Emerging Markets – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares	Value

LUXEMBOURG ― 0.6%
Evraz Group SA GDR	121,389	$ 3,250,168

MALAYSIA ― 0.7%
Bumiputra-Commerce Holdings Bhd	1,398,500	3,927,734

MEXICO ― 3.6%
America Movil SAB de CV, Series L ADR	288,232	13,013,675
Grupo Financiero Banorte SAB de CV	971,788	2,866,408
Wal-Mart de Mexico SAB de CV	1,038,351	3,670,783
		19,550,866

PEOPLE'S REPUBLIC OF CHINA ― 12.1%
Bank of China Ltd. H Shares	3,193,000	1,553,150
BYD Co. Ltd. H Shares(1)	385,500	2,417,318
China High Speed Transmission Equipment Group Co. Ltd.	2,179,000	4,700,744
China Life Insurance Co. Ltd. H Shares	3,607,000	15,218,329
China National Building Material Co. Ltd. H Shares	624,000	1,318,778
China Shenhua Energy Co. Ltd. H Shares	1,833,000	7,390,700
China Zhongwang Holdings Ltd.(1)	2,836,400	3,085,092
Ctrip.com International Ltd. ADR(1)	68,147	3,335,114
Industrial & Commercial Bank of China Ltd. H Shares	7,868,000	5,370,233
NetEase.com, Inc. ADR(1)	95,264	4,000,135
Ping An Insurance Group Co. of China Ltd. H Shares	491,500	3,678,109
Sino-Ocean Land Holdings Ltd.	1,214,500	1,100,038
Tencent Holdings Ltd.	696,200	10,357,058
Zhuzhou CSR Times Electric Co. Ltd. H Shares	1,639,000	2,791,425
		66,316,223

PERU ― 0.4%
Credicorp Ltd.	31,569	2,254,658

POLAND ― 0.7%
KGHM Polska Miedz SA	130,269	3,901,484

RUSSIAN FEDERATION ― 6.5%
CTC Media, Inc.(1)	209,478	2,786,057
OAO Gazprom ADR	437,066	9,092,186
OAO LUKOIL ADR	113,214	5,619,848
Sberbank of Russian Federation	4,918,159	7,293,630
Vimpel-Communications ADR(1)	454,778	7,021,772
Wimm-Bill-Dann Foods OJSC ADR(1)	61,682	3,905,087
		35,718,580

SINGAPORE ― 0.9%
Wilmar International Ltd.	1,046,000	4,747,451

SOUTH AFRICA ― 7.6%
Aspen Pharmacare Holdings Ltd.(1)	544,247	4,092,609
Foschini Ltd.	740,062	5,801,964
Gold Fields Ltd. ADR	179,981	2,172,371
Harmony Gold Mining Co. Ltd.(1)	228,126	2,145,987
Impala Platinum Holdings Ltd.	180,027	4,207,071
Kumba Iron Ore Ltd.	169,415	5,476,724
MTN Group Ltd.	607,505	9,956,538
Naspers Ltd. N Shares	158,642	5,189,844
Standard Bank Group Ltd.	203,580	2,629,962
		41,673,070

Emerging Markets – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares	Value

SOUTH KOREA ― 13.4%
Glovis Co. Ltd.	40,670	$ 3,386,724
Hankook Tire Co. Ltd.	302,130	5,370,555
Hyundai Mobis	42,366	4,494,751
Hyundai Motor Co.	68,915	5,849,139
LG Electronics, Inc.	93,447	10,699,753
POSCO	12,098	4,470,516
Samsung Electronics Co. Ltd.	54,009	33,342,092
Samsung Engineering Co. Ltd.	28,877	1,877,502
Shinhan Financial Group Co. Ltd.(1)	115,230	3,782,873
		73,273,905

TAIWAN (REPUBLIC OF CHINA) ― 11.6%
Acer, Inc.	746,000	1,699,756
AU Optronics Corp.	4,065,290	4,100,303
Catcher Technology Co. Ltd.	998,000	2,577,127
Hon Hai Precision Industry Co. Ltd.	3,147,480	10,613,834
MediaTek, Inc.	711,036	10,325,375
Shin Zu Shing Co. Ltd.	810,817	4,421,541
Taiwan Fertilizer Co. Ltd.	991,000	2,872,158
Taiwan Semiconductor Manufacturing Co. Ltd.	8,709,939	15,664,739
U-Ming Marine Transport Corp.	1,710,000	2,768,915
Wistron Corp.	4,260,227	8,257,333
		63,301,081

THAILAND ― 1.7%
Banpu PCL	316,500	3,713,128
CP ALL PCL	5,102,800	2,535,646
Kasikornbank PCL	1,485,000	3,296,604
		9,545,378

TURKEY ― 2.5%
Tofas Turk Otomobil Fabrikasi AS	1,677,692	4,205,134
Turk Hava Yollari AO	1,051,856	2,019,429
Turkiye Garanti Bankasi AS(1)	2,004,215	7,415,101
		13,639,664

UNITED KINGDOM ― 0.6%
Antofagasta plc	281,556	3,479,763

TOTAL COMMON STOCKS
(Cost $413,128,677)		542,461,260

TEMPORARY CASH INVESTMENTS — 1.4%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	70,140	70,140

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 0.14%, 1/21/10, valued at $7,654,452), in a joint trading account at 0.14%, dated 8/31/09, due 9/1/09 (Delivery value $7,500,029)		7,500,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $7,570,140)		7,570,140

TOTAL INVESTMENT SECURITIES — 100.5%
(Cost $420,698,817)		550,031,400
OTHER ASSETS AND LIABILITIES — (0.5)%		(2,502,418)
TOTAL NET ASSETS — 100.0%		$547,528,982

Emerging Markets – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)

Market Sector Diversification
(as a % of net assets)
Information Technology	20.7%
Financials	20.1%
Materials	15.6%
Consumer Discretionary	11.2%
Energy	10.9%
Telecommunication Services	9.2%
Industrials	4.7%
Consumer Staples	3.8%
Health Care	1.7%
Utilities	1.2%
Cash and Equivalents*	0.9%

*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.

Emerging Markets – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of August 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$ 76,573,603	$ 465,887,657	–
Temporary Cash Investments	70,140	7,500,000	–
Total Value of Investment Securities	$ 76,643,743	$ 473,387,657	–

3. Federal Tax Information

As of August 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 428,669,025
Gross tax appreciation of investments	$ 131,081,535
Gross tax depreciation of investments	(9,719,160)
Net tax appreciation (depreciation) of investments	$ 121,362,375

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Value Fund

August 31, 2009

International Value – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 95.1%

AUSTRALIA ― 0.1%
Australia & New Zealand Banking Group Ltd.	1,890	$ 34,009

AUSTRIA ― 1.1%
Telekom Austria AG	16,860	294,638

BRAZIL ― 3.5%
Empresa Brasileira de Aeronautica SA ADR	7,620	161,849
Petroleo Brasileiro SA ADR	11,580	459,031
Vale SA Preference Shares ADR	16,930	291,365
		912,245

FRANCE ― 13.8%
Accor SA	1,690	88,965
AXA SA	24,219	551,359
Cie Generale des Etablissements Michelin, Class B	8,110	610,275
Electricite de France SA	2,710	141,999
France Telecom SA	33,620	855,026
GDF Suez	11,844	499,029
Sanofi-Aventis	5,813	394,342
Suez Environnement Co.	1,265	26,024
Total SA	3,880	222,328
Vivendi	5,760	164,077
		3,553,424

GERMANY ― 13.7%
BASF SE	3,500	182,590
Bayerische Motoren Werke AG	6,110	278,327
Deutsche Post AG	42,330	730,335
E.ON AG	20,850	882,070
Merck KGaA	6,980	632,913
SAP AG	11,810	576,664
Siemens AG ADR	3,040	263,994
		3,546,893

HONG KONG ― 2.4%
Cheung Kong Holdings Ltd.	23,300	276,427
China Mobile Ltd.	18,000	175,113
Hutchison Whampoa Ltd.	23,900	168,061
		619,601

ISRAEL ― 0.9%
Check Point Software Technologies(1)	7,910	220,452

ITALY ― 1.1%
ENI SpA	8,670	205,581
Mediaset SpA	10,640	69,975
		275,556

JAPAN ― 3.7%
Mabuchi Motor Co. Ltd.	2,800	142,633
Mitsubishi UFJ Financial Group, Inc.	9,000	57,453
Mitsubishi UFJ Financial Group, Inc. ADR	3,660	23,205
Nintendo Co. Ltd.	1,500	405,588
Sony Corp.	5,100	137,845

International Value – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares	Value

Takeda Pharmaceutical Co. Ltd.	4,400	$ 177,324
		944,048

NETHERLANDS ― 5.2%
Akzo Nobel NV	4,950	280,340
ING Groep NV CVA(1)	10,970	165,837
Koninklijke Philips Electronics NV	9,497	214,571
Reed Elsevier NV	11,839	125,409
Royal Dutch Shell plc B Shares	11,595	315,239
SBM Offshore NV	9,788	203,465
Wolters Kluwer NV	2,130	42,170
		1,347,031

NORWAY ― 2.3%
Telenor ASA(1)	62,970	591,756

PEOPLE'S REPUBLIC OF CHINA ― 2.1%
China Shenhua Energy Co. Ltd. H Shares	26,000	104,832
China Telecom Corp. Ltd. H Shares	336,000	172,109
Shanghai Electric Group Co. Ltd. H Shares	580,000	267,159
		544,100

PORTUGAL ― 0.6%
Portugal Telecom SGPS SA	15,910	164,450

RUSSIAN FEDERATION ― 1.3%
OAO Gazprom ADR	16,680	346,990

SINGAPORE ― 1.3%
DBS Group Holdings Ltd.	38,250	335,529

SOUTH KOREA ― 3.7%
Hyundai Motor Co.	4,200	356,474
Samsung Electronics Co. Ltd.	790	487,701
SK Telecom Co. Ltd. ADR	6,710	104,408
		948,583

SPAIN ― 7.6%
Iberdrola SA	28,170	260,884
Repsol YPF SA	27,430	680,299
Telefonica SA ADR	13,460	1,019,999
		1,961,182

SWEDEN ― 0.1%
Loomis AB B Shares	1,514	14,143
Niscayah Group AB B Shares	7,540	13,876
		28,019

SWITZERLAND ― 9.3%
ACE Ltd.	11,760	613,637
Lonza Group AG	2,680	263,217
Nestle SA	8,240	342,237
Novartis AG	8,620	399,537
Roche Holding AG	2,940	467,279
Swiss Reinsurance Co. Ltd.	6,757	311,528
		2,397,435

TAIWAN (REPUBLIC OF CHINA) ― 1.8%
Compal Electronics, Inc.	125,214	126,292
Lite-On Technology Corp.	61,783	69,260

International Value – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares	Value

Taiwan Semiconductor Manufacturing Co. Ltd.	150,749	$ 271,121
		466,673

TURKEY ― 0.7%
Turkcell Iletisim Hizmet AS ADR	10,400	167,544

UNITED KINGDOM ― 18.8%
Aviva plc	69,640	455,922
BAE Systems plc	37,660	190,302
BP plc	84,470	727,059
British Airways plc(1)	110,840	343,258
British Sky Broadcasting Group plc	30,460	269,655
Burberry Group plc	30,150	235,986
GlaxoSmithKline plc	18,590	363,919
Kingfisher plc	145,040	497,798
National Grid plc	14,452	139,310
Pearson plc	16,290	198,138
Rentokil Initial plc	56,500	100,350
Rolls-Royce Group plc(1)	40,420	296,387
Unilever plc	7,335	199,693
Vodafone Group plc	386,223	832,542
		4,850,319
TOTAL COMMON STOCKS
(Cost $21,487,339)		24,550,477

TEMPORARY CASH INVESTMENTS — 4.0%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	27,626	27,626

Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $1,021,369), in a joint trading account at 0.10%, dated 8/31/09, due 9/1/09 (Delivery value $1,000,003)		1,000,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,027,626)		1,027,626

TOTAL INVESTMENT SECURITIES — 99.1%
(Cost $22,514,965)		25,578,103
OTHER ASSETS AND LIABILITIES — 0.9%		234,378
TOTAL NET ASSETS — 100.0%		$25,812,481

Market Sector Diversification
(as a % of net assets)
Telecommunication Services	17.0%
Energy	12.6%
Consumer Discretionary	11.9%
Financials	10.9%
Industrials	10.7%
Health Care	10.5%
Information Technology	8.9%
Utilities	7.6%
Materials	2.9%
Consumer Staples	2.1%
Cash and Equivalents*	4.9%

*Includes temporary cash investments and other assets and liabilities.

International Value – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

International Value – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of August 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$ 3,325,484	$ 21,224,993	–
Temporary Cash Investments	27,626	1,000,000	–
Total Value of Investment Securities	$ 3,353,110	$ 22,224,993	–

3. Federal Tax Information

As of August 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 22,642,899
Gross tax appreciation of investments	$ 5,387,296
Gross tax depreciation of investments	(2,452,092)
Net tax appreciation (depreciation) of investments	$ 2,935,204

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Stock Fund

August 31, 2009

International Stock – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.4%

AUSTRALIA ― 4.2%
BHP Billiton Ltd.	46,942	$ 1,460,054
Commonwealth Bank of Australia	14,797	575,296
CSL Ltd.	13,542	368,666
QBE Insurance Group Ltd.	7,435	143,779
Wesfarmers Ltd.	23,268	494,209
		3,042,004

BELGIUM ― 1.1%
Anheuser-Busch InBev NV	18,468	797,316

BERMUDA ― 0.6%
Seadrill Ltd.	22,772	404,913

BRAZIL ― 3.3%
Companhia Brasileira de Meios de Pagamento	41,907	356,433
Itau Unibanco Holding SA Preference Shares	18,480	309,553
Petroleo Brasileiro SA ADR	8,374	331,945
Vale SA Preference Shares	78,300	1,354,785
		2,352,716

CANADA ― 2.2%
Canadian National Railway Co.	10,490	507,085
EnCana Corp.	7,409	385,194
Research In Motion Ltd.(1)	9,202	672,298
		1,564,577

CZECH REPUBLIC ― 0.8%
CEZ AS	11,484	599,847

DENMARK ― 2.0%
Novo Nordisk A/S B Shares	13,620	830,256
Vestas Wind Systems A/S(1)	7,829	561,686
		1,391,942

FRANCE ― 6.7%
Air Liquide SA	3,910	417,320
BNP Paribas	14,951	1,203,934
Carrefour SA	7,162	337,234
Cie Generale des Etablissements Michelin, Class B	5,553	417,861
Danone SA	4,727	257,038
GDF Suez	6,443	271,466
Legrand SA	7,954	195,217
LVMH Moet Hennessy Louis Vuitton SA	3,109	297,242
Publicis Groupe	9,654	354,995
Societe Television Francaise 1	6,939	112,310
Total SA	16,211	928,907
		4,793,524

GERMANY ― 4.6%
Allianz SE	4,943	571,296
BASF SE	16,965	885,042
Bayer AG	4,833	296,751
Daimler AG	6,138	277,446
Deutsche Boerse AG	4,215	321,770
Fresenius Medical Care AG & Co. KGaA	10,466	470,227

International Stock – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares	Value

Muenchener Rueckversicherungs-Gesellschaft AG	3,388	$ 505,278
		3,327,810

GREECE ― 1.7%
National Bank of Greece SA(1)	39,655	1,242,160

HONG KONG ― 0.9%
China Resources Land Ltd.	4,000	8,371
Li & Fung Ltd.	128,000	425,265
Melco Crown Entertainment Ltd. ADR(1)	38,390	235,331
		668,967

INDIA ― 1.7%
Axis Bank Ltd.	13,979	259,195
Hero Honda Motors Ltd.	6,962	215,412
Housing Development Finance Corp. Ltd.	4,397	222,831
Infosys Technologies Ltd.	7,293	318,330
Larsen & Toubro Ltd.	5,729	183,921
		1,199,689

INDONESIA ― 0.4%
PT Bank Rakyat Indonesia	340,500	256,726

IRELAND ― 1.8%
CRH plc	16,328	419,000
Experian plc	51,458	431,255
Ryanair Holdings plc ADR(1)	14,669	401,784
		1,252,039

ISRAEL ― 0.6%
Teva Pharmaceutical Industries Ltd. ADR	8,375	431,312

ITALY ― 4.6%
ENI SpA	40,987	971,873
Luxottica Group SpA(1)	10,936	265,269
Saipem SpA	46,083	1,233,426
UniCredit SpA(1)	232,839	843,675
		3,314,243

JAPAN ― 17.2%
Aisin Seiki Co. Ltd.	6,900	172,778
Asahi Glass Co. Ltd.	35,000	304,675
Benesse Corp.	7,100	348,705
Daikin Industries Ltd.	5,700	200,924
Hitachi Construction Machinery Co. Ltd.	20,600	418,199
Honda Motor Co. Ltd.	34,700	1,094,514
HOYA Corp.	20,000	451,370
iShares MSCI Japan Index Fund	91,150	931,553
Japan Steel Works Ltd. (The)	46,000	571,478
Kubota Corp.	63,000	520,656
Kurita Water Industries Ltd.	9,000	299,839
Mitsubishi Corp.	34,500	698,898
Mitsubishi Electric Corp.	47,000	349,532
Mitsubishi Estate Co. Ltd.	9,000	149,242
Mitsubishi UFJ Financial Group, Inc.	82,000	523,461
Murata Manufacturing Co. Ltd.	10,400	491,779
Nidec Corp.	10,700	769,296
Nitori Co. Ltd.	9,650	746,695
Nomura ETF - Nikkei 225 Exchange Traded Fund	5,330	602,024

International Stock – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares	Value

ORIX Corp.	8,160	$ 627,018
Rakuten, Inc.	1,335	806,308
SMC Corp.	4,000	466,416
SOFTBANK CORP.	21,600	483,998
Sony Financial Holdings, Inc.	24	72,890
Terumo Corp.	4,000	210,639
		12,312,887

LUXEMBOURG ― 1.0%
Millicom International Cellular SA(1)	10,202	719,853

MULTI-NATIONAL ― 1.2%
iShares MSCI EAFE Index Fund	8,843	465,849
iShares MSCI Emerging Markets Index Fund	11,811	417,047
		882,896

NETHERLANDS ― 2.0%
Akzo Nobel NV	5,617	318,115
ASML Holding NV	20,719	568,362
Koninklijke Ahold NV	33,261	389,618
Koninklijke KPN NV	11,826	181,575
		1,457,670

PEOPLE'S REPUBLIC OF CHINA ― 2.2%
Baidu, Inc. ADR(1)	220	72,613
Ctrip.com International Ltd. ADR(1)	6,660	325,940
Industrial & Commercial Bank of China Ltd. H Shares	456,000	311,239
NetEase.com, Inc. ADR(1)	4,327	181,691
Tencent Holdings Ltd.	46,600	693,248
		1,584,731

SINGAPORE ― 0.4%
United Overseas Bank Ltd.	22,000	254,971

SOUTH KOREA ― 3.2%
Hyundai Motor Co.	8,429	715,409
POSCO	1,856	685,839
Samsung Electronics Co. Ltd.	1,473	909,346
		2,310,594

SPAIN ― 4.0%
Banco Bilbao Vizcaya Argentaria SA	19,958	354,500
Banco Santander SA	107,846	1,659,717
Telefonica SA	34,525	870,618
		2,884,835

SWEDEN ― 2.0%
Atlas Copco AB A Shares	31,836	400,273
Autoliv, Inc.	6,660	213,586
Electrolux AB B Shares(1)	19,563	405,361
H & M Hennes & Mauritz AB B Shares	7,754	429,722
		1,448,942

SWITZERLAND ― 8.9%
ABB Ltd.(1)	24,533	470,781
Actelion Ltd.(1)	1,916	110,556
Adecco SA	9,732	467,346
Credit Suisse Group AG	14,962	762,300
Holcim Ltd.(1)	2,094	141,195
Julius Baer Holding AG	12,777	649,770

International Stock – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares	Value

Nestle SA	23,262	$ 966,156
Novartis AG	22,155	1,026,884
Roche Holding AG	6,558	1,042,319
SGS SA	111	137,217
Syngenta AG	2,724	640,548
		6,415,072

TAIWAN (REPUBLIC OF CHINA) ― 1.5%
AU Optronics Corp. ADR	17,304	170,617
Hon Hai Precision Industry Co. Ltd.	19,000	64,071
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	53,251	569,786
Wistron Corp.	154,366	299,198
		1,103,672

TURKEY ― 1.0%
Turkiye Garanti Bankasi AS(1)	186,292	689,234

UNITED KINGDOM ― 17.6%
Admiral Group plc	35,798	620,279
AMEC plc	23,978	292,971
Antofagasta plc	40,588	501,629
AstraZeneca plc	9,324	429,626
Autonomy Corp. plc(1)	15,314	322,043
Barclays plc(1)	192,976	1,182,802
BG Group plc	70,550	1,163,843
British American Tobacco plc	11,943	363,142
British Sky Broadcasting Group plc	72,827	644,721
Cadbury plc	29,320	276,437
Capita Group plc (The)	24,637	272,441
Carnival plc	14,027	428,542
Compass Group plc	74,727	397,354
GlaxoSmithKline plc	24,042	470,648
HSBC Holdings plc	99,767	1,058,112
Intercontinental Hotels Group plc	24,905	308,865
Kingfisher plc	151,038	518,384
Man Group plc	42,890	185,821
Next plc	9,458	250,827
Reckitt Benckiser Group plc	15,290	708,185
Rolls-Royce Group plc(1)	34,972	256,439
Scottish & Southern Energy plc	27,651	502,499
Standard Chartered plc	9,477	215,104
Tesco plc	137,370	841,060
Vodafone Group plc	206,541	445,219
		12,656,993
TOTAL COMMON STOCKS
(Cost $60,566,900)		71,362,135

International Stock – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares	Value

TEMPORARY CASH INVESTMENTS — 0.8%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	78,981	$ 78,981

Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $510,684), in a joint trading account at 0.10%, dated 8/31/09, due 9/1/09 (Delivery value $500,001)		500,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $578,981)		578,981

TOTAL INVESTMENT SECURITIES — 100.2%
(Cost $61,145,881)		71,941,116
OTHER ASSETS AND LIABILITIES — (0.2)%		(118,297)
TOTAL NET ASSETS — 100.0%		$71,822,819

Market Sector Diversification
(as a % of net assets)
Financials	22.0%
Consumer Discretionary	14.5%
Industrials	11.3%
Information Technology	9.6%
Materials	9.5%
Energy	7.9%
Health Care	7.9%
Consumer Staples	7.6%
Telecommunication Services	3.8%
Diversified	3.4%
Utilities	1.9%
Cash and Equivalents*	0.6%

*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
EAFE	-	Europe, Australasia, and Far East
ETF	-	Exchange Traded Fund
MSCI	-	Morgan Stanley Capital International

(1)	Non-income producing.

International Stock – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of August 31, 2009:
	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$6,526,400	$64,835,735	–
Temporary Cash Investments	78,981	500,000	–
Total Value of Investment Securities	$6,605,381	$65,335,735	–

3. Federal Tax Information

As of August 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$62,531,353
Gross tax appreciation of investments	$10,869,190
Gross tax depreciation of investments	(1,459,427)
Net tax appreciation (depreciation) of investments	$ 9,409,763

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Discovery Fund

August 31, 2009

International Discovery – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.9%

AUSTRALIA ― 3.8%
Arrow Energy Ltd.(1)	1,256,700	$ 4,875,327
Asciano Group(1)	1,748,800	2,350,156
Centennial Coal Co. Ltd.	1,788,800	5,306,747
Coca-Cola Amatil Ltd.	558,100	4,674,608
CSL Ltd.	35,400	963,726
Incitec Pivot Ltd.	4,282,500	10,894,903
Nufarm Ltd.	394,800	3,573,766
OZ Minerals Ltd.(1)	3,508,900	3,143,665
		35,782,898

AUSTRIA ― 1.1%
Andritz AG	129,800	5,898,776
Wienerberger AG(1)	189,375	4,322,089
		10,220,865

BELGIUM ― 0.9%
Bekaert SA	51,300	6,821,176
Colruyt SA	5,400	1,238,631
		8,059,807

BERMUDA ― 2.9%
Seadrill Ltd.	1,528,800	27,183,861

BRAZIL ― 4.0%
Aracruz Celulose SA ADR(1)	540,100	11,406,912
BM&FBOVESPA SA	2,323,300	14,348,815
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	59,300	2,892,061
Cosan SA Industria e Comercio(1)	143,000	1,619,913
Global Village Telecom Holding SA(1)	229,200	4,086,125
PDG Realty SA Empreendimentos e Participacoes	193,600	2,841,288
		37,195,114

CANADA ― 7.6%
Agnico-Eagle Mines Ltd.	83,700	4,800,660
Alimentation Couche Tard, Inc., Class B	359,500	6,160,512
Eldorado Gold Corp.(1)	296,000	3,055,309
First Quantum Minerals Ltd.	326,000	19,305,394
Gildan Activewear, Inc.(1)	548,300	11,289,497
Precision Drilling Trust	2,782,171	15,830,553
Sino-Forest Corp.(1)	345,000	4,285,910
SNC-Lavalin Group, Inc.	140,600	5,951,500
		70,679,335

DENMARK ― 1.9%
DSV A/S(1)	311,500	4,814,645
FLSmidth & Co. A/S	238,300	13,195,414
		18,010,059

FINLAND ― 0.7%
KONE Oyj B Shares	177,100	6,156,846

FRANCE ― 2.5%
Cap Gemini SA	217,500	10,520,402
M6-Metropole Television	135,900	3,084,099

International Discovery – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares	Value

Publicis Groupe	267,100	$ 9,821,759
		23,426,260

GERMANY ― 4.0%
Infineon Technologies AG(1)	1,896,552	9,964,757
Lanxess AG	256,500	7,766,213
Puma AG Rudolf Dassler Sport	20,100	5,682,389
United Internet AG(1)	647,200	9,148,363
Wacker Chemie AG	39,000	4,697,033
		37,258,755

GREECE ― 1.4%
Piraeus Bank SA(1)	828,600	13,019,175

HONG KONG ― 5.2%
China Everbright Ltd.	2,672,000	6,295,211
Link Real Estate Investment Trust (The)	1,836,500	4,047,174
Melco Crown Entertainment Ltd. ADR(1)	2,606,600	15,978,458
Nine Dragons Paper Holdings Ltd.	12,114,000	13,394,962
Techtronic Industries Co.	2,089,500	2,048,939
Wing Hang Bank Ltd.	756,000	6,827,991
		48,592,735

HUNGARY ― 1.2%
OTP Bank plc(1)	449,200	11,588,206

INDIA ― 2.5%
Housing Development & Infrastructure Ltd.(1)	1,019,600	6,628,183
India Fund, Inc. (The)	151,733	4,040,650
Maruti Suzuki India Ltd.	178,600	5,259,235
Satyam Computer Services Ltd.	3,008,000	7,534,632
		23,462,700

INDONESIA ― 0.9%
PT Bumi Resources Tbk	30,450,500	8,760,560

IRELAND ― 1.4%
Experian plc	1,035,000	8,674,049
Warner Chilcott plc, Class A(1)	223,300	4,548,621
		13,222,670

ITALY ― 0.2%
Bulgari SpA	318,800	2,310,295

JAPAN ― 17.5%
Aisin Seiki Co. Ltd.	362,200	9,069,597
Credit Saison Co. Ltd.	521,100	6,989,068
Hitachi Construction Machinery Co. Ltd.	90,000	1,827,082
Japan Steel Works Ltd. (The)	486,000	6,037,786
JGC Corp.	539,000	10,003,794
Marubeni Corp.	2,825,000	14,056,690
Mitsubishi Gas Chemical Co., Inc.	784,000	4,608,791
NGK Insulators Ltd.	309,000	7,206,126
Nitto Denko Corp.	167,900	5,088,426
NSK Ltd.	1,312,000	8,586,867
ORIX Corp.	260,700	20,032,294
Shinko Electric Industries Co. Ltd.	477,400	8,906,678
Shionogi & Co. Ltd.	511,000	12,521,010
Sumitomo Heavy Industries Ltd.	1,714,000	8,675,916

International Discovery – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares	Value

Sumitomo Rubber Industries Ltd.	960,900	$ 9,221,749
Tokyo Steel Manufacturing Co. Ltd.	312,700	4,116,685
Toyota Tsusho Corp.	221,000	3,588,726
Trend Micro, Inc.	104,500	4,110,371
Ube Industries Ltd.	2,280,000	7,056,851
Yamada Denki Co. Ltd.	142,100	9,682,042
Yamato Holdings Co. Ltd.	115,000	1,903,278
		163,289,827

LUXEMBOURG ― 0.9%
Millicom International Cellular SA(1)	122,000	8,608,320

NETHERLANDS ― 5.7%
ASML Holding NV	533,200	14,626,709
Fugro NV CVA	79,000	4,252,703
James Hardie Industries NV(1)	2,024,000	11,889,259
Koninklijke Vopak NV(1)	141,600	9,094,300
QIAGEN NV(1)	180,100	3,699,882
Randstad Holding NV(1)	114,000	4,710,881
TNT NV	211,500	5,218,182
		53,491,916

PEOPLE'S REPUBLIC OF CHINA ― 1.1%
China High Speed Transmission Equipment Group Co. Ltd.	618,000	1,333,208
Dongfeng Motor Group Co. Ltd. H Shares	5,992,000	6,200,393
Sino-Ocean Land Holdings Ltd.	2,808,500	2,543,810
		10,077,411

PORTUGAL ― 0.4%
Jeronimo Martins SGPS SA	476,700	3,718,364

RUSSIAN FEDERATION ― 0.2%
Mechel ADR	157,900	1,927,959

SOUTH KOREA ― 2.7%
Amorepacific Corp.	6,800	3,963,808
Kia Motors Corp.(1)	828,300	11,208,480
Samsung Electro-Mechanics Co. Ltd.	145,200	10,382,224
		25,554,512

SPAIN ― 1.4%
Abengoa SA	241,700	6,237,020
EDP Renovaveis SA(1)	408,934	4,056,835
Enagas	163,800	3,232,348
		13,526,203

SWEDEN ― 3.3%
ASSA ABLOY AB B Shares	405,100	6,487,564
Electrolux AB B Shares(1)	202,700	4,200,107
Modern Times Group AB B Shares	219,000	8,921,886
Skandinaviska Enskilda Banken AB A Shares (1)	538,200	3,780,317
Swedish Match AB	376,000	7,236,407
		30,626,281

SWITZERLAND ― 6.1%
Actelion Ltd.(1)	127,900	7,380,007
Adecco SA	232,200	11,150,600
Geberit AG	45,700	7,030,437
Lindt & Spruengli AG	1,800	3,824,724
Lonza Group AG	184,000	18,071,584

International Discovery – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares	Value

Nobel Biocare Holding AG	186,100	$ 5,683,704
Straumann Holding AG	17,400	3,956,861
		57,097,917

TAIWAN (REPUBLIC OF CHINA) ― 3.2%
Coretronic Corp.	4,324,000	4,991,782
Everlight Electronics Co. Ltd.(1)	1,879,000	5,194,629
Wistron Corp.	8,566,582	16,604,072
Young Fast Optoelectronics Co. Ltd.	268,000	2,821,138
		29,611,621

TURKEY ― 0.9%
Asya Katilim Bankasi AS(1)	4,310,600	7,988,446

UNITED KINGDOM ― 13.3%
Carphone Warehouse Group plc	4,893,591	14,558,514
International Power plc	3,252,500	14,835,996
Invensys plc	2,840,500	12,591,553
Johnson Matthey plc	229,700	5,265,149
Man Group plc	2,978,400	12,903,941
Next plc	195,900	5,195,291
Serco Group plc	1,722,400	13,071,822
Smith & Nephew plc	913,000	7,759,990
Travis Perkins plc	346,900	4,521,315
Tullow Oil plc	1,142,500	19,920,202
Vedanta Resources plc	475,900	13,755,500
		124,379,273
TOTAL COMMON STOCKS
(Cost $691,671,667)		924,828,191

TEMPORARY CASH INVESTMENTS — 1.9%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	68,276	68,276

Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $18,384,637), in a joint trading account at 0.10%, dated 8/31/09, due 9/1/09 (Delivery value $18,000,050)		18,000,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $18,068,276)		18,068,276

TOTAL INVESTMENT SECURITIES — 100.8%
(Cost $709,739,943)		942,896,467
OTHER ASSETS AND LIABILITIES — (0.8)%		(7,810,369)
TOTAL NET ASSETS — 100.0%		$935,086,098

International Discovery – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)

Market Sector Diversification
(as a % of net assets)
Industrials	20.8%
Consumer Discretionary	15.4%
Materials	15.0%
Financials	12.5%
Information Technology	11.2%
Energy	9.2%
Health Care	6.9%
Consumer Staples	3.8%
Utilities	2.4%
Telecommunication Services	1.3%
Diversified	0.4%
Cash and Equivalents*	1.1%

*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

International Discovery – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of August 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$ 76,523,031	$ 848,305,160	–
Temporary Cash Investments	68,276	18,000,000	–
Total Value of Investment Securities	$ 76,591,307	$ 866,305,160	–

3. Federal Tax Information

As of August 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 717,613,878
Gross tax appreciation of investments	$ 226,250,645
Gross tax depreciation of investments	(968,056)
Net tax appreciation (depreciation) of investments	$ 225,282,589

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Opportunities Fund

August 31, 2009

International Opportunities – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.8%

AUSTRALIA ― 5.0%
Ansell Ltd.	114,086	$ 930,506
Equinox Minerals Ltd.(1)	246,468	614,622
JB Hi-Fi Ltd.	40,215	604,677
Mount Gibson Iron Ltd.(1)	988,032	843,436
PanAust Ltd.(1)	1,852,276	634,045
Sino Gold Mining Ltd.(1)	85,495	483,422
		4,110,708

AUSTRIA ― 0.7%
Intercell AG(1)	15,304	548,495

BELGIUM ― 0.8%
Nyrstar(1)	61,606	635,892

BERMUDA ― 0.6%
Signet Jewelers Ltd.	20,783	490,670

BRAZIL ― 1.6%
Diagnosticos da America SA(1)	19,000	427,442
PDG Realty SA Empreendimentos e Participacoes	27,200	399,189
Votorantim Celulose e Papel SA ADR(1)	32,943	520,829
		1,347,460

CANADA ― 5.4%
Canadian Western Bank	34,753	587,285
Cott Corp.(1)	130,582	831,807
HudBay Minerals, Inc.(1)	85,916	662,371
Petrominerales Ltd.(1)	33,480	328,148
Precision Drilling Trust	77,605	443,052
Stantec, Inc.(1)	17,865	462,148
SXC Health Solutions Corp.(1)	21,997	899,371
Trinidad Drilling Ltd.	42,005	220,625
		4,434,807

DENMARK ― 1.2%
Jyske Bank A/S(1)	23,687	1,003,677

FRANCE ― 1.0%
Groupe Steria SCA	22,542	618,209
Remy Cointreau SA	5,312	212,466
		830,675

GERMANY ― 4.7%
Aixtron AG	28,599	561,284
Infineon Technologies AG(1)	162,424	853,399
Kloeckner & Co. SE(1)	37,326	995,296
MTU Aero Engines Holding AG	11,796	498,022
Praktiker Bau - und Heimwerkermaerkte AG	46,501	600,641
Wirecard AG	36,263	380,542
		3,889,184

GREECE ― 1.1%
Hellenic Exchanges SA Holding	47,907	576,908
TT Hellenic Postbank SA(1)	41,797	312,184
		889,092

International Opportunities – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares	Value

HONG KONG ― 5.9%
China Everbright International Ltd.	1,070,000	$ 390,700
Comba Telecom Systems Holdings Ltd.	800,800	520,748
Ju Teng International Holdings Ltd.	542,000	402,106
Melco International Development Ltd.(1)	743,000	443,857
Ports Design Ltd.	151,500	346,768
Shenzhen Investment Ltd.	1,100,000	395,977
Techtronic Industries Co.	1,791,000	1,756,233
Xinyi Glass Holdings Co. Ltd.	782,000	571,079
		4,827,468

INDIA ― 3.9%
GVK Power & Infrastructure Ltd.(1)	623,698	615,714
Housing Development & Infrastructure Ltd.(1)	112,227	729,562
McLeod Russel India Ltd.	115,604	440,396
Rolta India Ltd.	57,214	209,287
Voltas Ltd.	371,216	1,199,752
		3,194,711

IRELAND ― 0.3%
Paddy Power plc	8,421	232,393

ISRAEL ― 0.5%
Elbit Systems Ltd.	6,052	393,480

ITALY ― 5.3%
Amplifon SpA(1)	164,774	581,101
Ansaldo STS SpA	33,092	668,439
Azimut Holding SpA	152,113	1,754,367
Davide Campari-Milano SpA	45,182	383,456
DiaSorin SpA	16,122	506,857
Gruppo Editoriale L'Espresso SpA(1)	236,560	510,733
		4,404,953

JAPAN ― 19.6%
Autobacs Seven Co. Ltd.	12,100	452,531
Chiyoda Corp.	46,000	371,757
CyberAgent, Inc.	1,228	1,165,313
Disco Corp.	28,200	1,681,999
Exedy Corp.	28,200	600,065
F.C.C. Co. Ltd.	39,900	617,903
Fujikura Ltd.	74,000	389,683
Gree, Inc.	9,300	826,556
Horiba Ltd.	44,500	1,009,081
Kintetsu World Express, Inc.	16,600	379,989
Nabtesco Corp.	131,000	1,458,528
Nichii Gakkan Co.	56,200	649,879
Nifco, Inc.	45,000	801,827
Nippo Corp.	70,000	605,588
Nippon Synthetic Chemical Industry Co. Ltd. (The)	70,000	468,673
Nippon Yakin Kogyo Co. Ltd.	187,500	1,096,185
Takata Corp.	20,600	391,632
THK Co. Ltd.	54,300	1,017,724
Tokyo Tatemono Co. Ltd.	126,000	744,761
Tokyu Livable, Inc.	33,200	302,564
Ulvac, Inc.	20,400	587,555

International Opportunities – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares	Value

Union Tool Co.	18,700	$ 573,761
		16,193,554

MALAYSIA ― 0.9%
IJM Corp. Bhd	456,700	772,296

NETHERLANDS ― 0.9%
TomTom NV(1)	47,667	702,830

NORWAY ― 1.7%
Marine Harvest ASA(1)	730,678	518,478
TGS Nopec Geophysical Co. ASA(1)	71,292	901,576
		1,420,054

PEOPLE'S REPUBLIC OF CHINA ― 2.4%
361 Degrees International Ltd.(1)	449,000	192,914
BaWang International Group Holding Ltd.(1)	984,000	354,219
KWG Property Holding Ltd.	535,000	314,079
Shandong Weigao Group Medical Polymer Co. Ltd. H Shares	76,000	205,924
WuXi PharmaTech Cayman, Inc. ADR(1)	39,826	467,557
Zhuzhou CSR Times Electric Co. Ltd. H Shares	264,000	449,625
		1,984,318

SINGAPORE ― 1.8%
Straits Asia Resources Ltd.	859,000	1,257,844
Tat Hong Holdings Ltd.	329,000	244,304
		1,502,148

SOUTH AFRICA ― 1.1%
Aquarius Platinum Ltd.	116,432	503,130
Merafe Resources Ltd.(1)	2,065,075	424,721
		927,851

SOUTH KOREA ― 1.7%
DigiTech Systems Co. Ltd.(1)	25,822	557,213
Humax Co. Ltd.	31,984	366,219
MegaStudy Co. Ltd.	1,069	214,074
Taewoong Co. Ltd.	3,736	240,810
		1,378,316

SPAIN ― 3.2%
Antena 3 de Television SA	58,280	609,917
Construcciones y Auxiliar de Ferrocarriles SA	857	412,808
Tecnicas Reunidas SA	29,308	1,591,984
		2,614,709

SWEDEN ― 3.2%
Autoliv, Inc. SDR	25,481	825,091
JM AB(1)	44,596	477,695
Modern Times Group AB B Shares	21,280	866,930
Nobia AB(1)	89,340	453,073
		2,622,789

SWITZERLAND ― 1.7%
Gategroup Holding AG(1)	5,653	132,396
Nobel Biocare Holding AG	14,323	437,441
Sika AG	645	818,661
		1,388,498

TAIWAN (REPUBLIC OF CHINA) ― 4.2%
Catcher Technology Co. Ltd.	99,000	255,647

International Opportunities – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares	Value

Cheng Shin Rubber Industry Co. Ltd.	21,400	$ 40,828
Coretronic Corp.	324,000	374,037
Goldsun Development & Construction Co. Ltd.	530,800	257,204
Kinsus Interconnect Technology Corp.	291,000	605,578
Radiant Opto-Electronics Corp.	307,980	392,501
Shin Zu Shing Co. Ltd.	145,531	793,608
WPG Holdings Co. Ltd.	580,000	748,865
		3,468,268

TURKEY ― 2.8%
Arcelik(1)	141,080	404,402
Tofas Turk Otomobil Fabrikasi AS	207,106	519,111
Turkiye Vakiflar Bankasi Tao, Class D(1)	628,752	1,391,545
		2,315,058

UNITED KINGDOM ― 15.6%
Acergy SA	38,552	387,596
Afren plc(1)	981,757	1,091,464
Autonomy Corp. plc(1)	19,604	412,259
Babcock International Group plc	20,016	160,037
Britvic plc	70,343	393,469
Carpetright plc	9,175	121,625
Cookson Group plc(1)	214,318	1,364,453
CSR plc(1)	128,847	987,756
Gulf Keystone Petroleum Ltd.(1)	619,307	754,362
Inchcape plc(1)	950,444	427,437
Inmarsat plc	48,971	414,402
Intertek Group plc	20,321	398,739
Michael Page International plc	94,024	518,647
Petrofac Ltd.	27,608	392,144
Premier Foods plc(1)	599,714	430,950
Premier Oil plc(1)	54,299	1,134,015
Rightmove plc	122,264	1,065,269
SSL International plc	58,349	527,451
Travis Perkins plc	84,000	1,094,812
Tullett Prebon plc	124,515	815,594
		12,892,481
TOTAL COMMON STOCKS
(Cost $61,707,480)		81,416,835

TEMPORARY CASH INVESTMENTS — 1.6%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	49,788	49,788

Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $1,327,779), in a joint trading account at 0.10%, dated 8/31/09, due 9/1/09 (Delivery value $1,300,004)		1,300,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,349,788)		1,349,788

TOTAL INVESTMENT SECURITIES — 100.4%
(Cost $63,057,268)		82,766,623
OTHER ASSETS AND LIABILITIES — (0.4)%		(314,421)
TOTAL NET ASSETS — 100.0%		$82,452,202

International Opportunities – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)

Market Sector Diversification
(as a % of net assets)
Industrials	19.9%
Consumer Discretionary	19.0%
Information Technology	15.0%
Financials	10.8%
Materials	10.7%
Energy	10.3%
Health Care	7.5%
Consumer Staples	4.3%
Utilities	0.8%
Telecommunication Services	0.5%
Cash and Equivalents*	1.2%

*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
SDR	-	Swedish Depositary Receipt

(1)	Non-income producing.

International Opportunities – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of August 31, 2009:
	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$1,820,193	$79,596,642	–
Temporary Cash Investments	49,788	1,300,000	–
Total Value of Investment Securities	$1,869,981	$80,896,642	–

3. Federal Tax Information

As of August 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$64,177,055
Gross tax appreciation of investments	$19,008,105
Gross tax depreciation of investments	(418,537)
Net tax appreciation (depreciation) of investments	$18,589,568

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT International Growth Fund

August 31, 2009

NT International Growth – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.4%

AUSTRALIA ― 4.1%
BHP Billiton Ltd.	89,131	$ 2,772,274
Commonwealth Bank of Australia	29,800	1,158,600
CSL Ltd.	27,434	746,860
QBE Insurance Group Ltd.	15,100	292,007
Wesfarmers Ltd.	45,200	960,042
		5,929,783

BELGIUM ― 1.2%
Anheuser-Busch InBev NV	40,508	1,748,846

BERMUDA ― 0.5%
Seadrill Ltd.	42,000	746,809

BRAZIL ― 3.1%
Companhia Brasileira de Meios de Pagamento	84,051	714,882
Itau Unibanco Holding SA Preference Shares	37,400	626,475
Petroleo Brasileiro SA ADR	16,700	661,988
Vale SA Preference Shares	148,800	2,574,610
		4,577,955

CANADA ― 2.1%
Canadian National Railway Co.	21,000	1,015,136
EnCana Corp.	13,576	705,816
Research In Motion Ltd.(1)	17,600	1,285,856
		3,006,808

CZECH REPUBLIC ― 0.7%
CEZ AS	20,800	1,086,452

DENMARK ― 2.0%
Novo Nordisk A/S B Shares	30,100	1,834,853
Vestas Wind Systems A/S(1)	15,700	1,126,386
		2,961,239

FRANCE ― 6.9%
Air Liquide SA	7,700	821,833
BNP Paribas	30,300	2,439,917
Carrefour SA	15,600	734,551
Cie Generale des Etablissements Michelin, Class B	12,600	948,146
Danone SA	6,522	354,643
GDF Suez	12,600	530,882
Lafarge SA	5,690	483,802
Legrand SA	19,500	478,593
LVMH Moet Hennessy Louis Vuitton SA	6,200	592,762
Publicis Groupe	19,400	713,374
Societe Television Francaise 1	14,000	226,595
Total SA	31,524	1,806,356
		10,131,454

GERMANY ― 4.7%
Allianz SE	9,600	1,109,538
BASF SE	35,800	1,867,640
Bayer AG	9,700	595,590
Daimler AG	15,500	700,622
Deutsche Boerse AG	8,440	644,303
Fresenius Medical Care AG & Co. KGaA	21,270	955,640
Muenchener Rueckversicherungs-Gesellschaft AG	6,900	$ 1,029,048
		6,902,381

GREECE ― 1.8%
National Bank of Greece SA(1)	81,590	2,555,738

NT International Growth – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares	Value

HONG KONG ― 0.8%
China Resources Land Ltd.	8,000	16,742
Li & Fung Ltd.	258,000	857,176
Melco Crown Entertainment Ltd. ADR(1)	54,000	331,020
		1,204,938

INDIA ― 1.9%
Axis Bank Ltd.	27,900	517,314
Bharat Heavy Electricals Ltd.	8,200	387,873
Hero Honda Motors Ltd.	14,100	436,270
Housing Development Finance Corp. Ltd.	8,167	413,887
Infosys Technologies Ltd.	16,400	715,839
Larsen & Toubro Ltd.	11,500	369,190
		2,840,373

INDONESIA ― 0.4%
PT Bank Rakyat Indonesia	685,000	516,468

IRELAND ― 1.7%
CRH plc	32,609	836,794
Experian plc	102,400	858,186
Ryanair Holdings plc ADR(1)	29,808	816,441
		2,511,421

ISRAEL ― 0.6%
Teva Pharmaceutical Industries Ltd. ADR	17,000	875,500

ITALY ― 4.5%
ENI SpA	82,911	1,965,964
Luxottica Group SpA(1)	22,100	536,069
Saipem SpA	84,162	2,252,622
UniCredit SpA(1)	491,700	1,781,638
		6,536,293

JAPAN ― 17.5%
Aisin Seiki Co. Ltd.	14,000	350,564
Asahi Glass Co. Ltd.	72,000	626,760
Benesse Corp.	15,800	775,991
Daikin Industries Ltd.	11,700	412,424
Hitachi Construction Machinery Co. Ltd.	41,800	848,578
Honda Motor Co. Ltd.	70,100	2,211,107
HOYA Corp.	38,200	862,117
iShares MSCI Japan Index Fund	183,800	1,878,436
Japan Steel Works Ltd. (The)	93,000	1,155,379
Kubota Corp.	122,000	1,008,254
Kurita Water Industries Ltd.	15,600	519,721
Mitsubishi Corp.	64,700	1,310,688
Mitsubishi Electric Corp.	86,000	639,570
Mitsubishi Estate Co. Ltd.	31,000	514,057
Mitsubishi UFJ Financial Group, Inc.	160,500	1,024,578
Murata Manufacturing Co. Ltd.	20,800	983,557
Nidec Corp.	21,400	1,538,592
Nitori Co. Ltd.	18,250	1,412,144
Nomura ETF - Nikkei 225 Exchange Traded Fund	10,800	$ 1,219,860
ORIX Corp.	17,630	1,354,696
Rakuten, Inc.	2,900	1,751,532
Sharp Corp.	25,000	288,823

NT International Growth – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares	Value

SMC Corp.	8,100	944,492
SOFTBANK CORP.	38,900	871,644
Sony Financial Holdings, Inc.	124	376,598
Terumo Corp.	11,500	605,588
		25,485,750

LUXEMBOURG ― 1.0%
Millicom International Cellular SA(1)	20,506	1,446,903

MULTI-NATIONAL ― 1.4%
iShares MSCI EAFE Growth Index Fund	5,562	285,943
iShares MSCI EAFE Index Fund	17,900	942,972
iShares MSCI Emerging Markets Index Fund	23,800	840,378
		2,069,293

NETHERLANDS ― 2.0%
Akzo Nobel NV	11,300	639,968
ASML Holding NV	43,100	1,182,317
Koninklijke Ahold NV	67,400	789,520
Koninklijke KPN NV	23,700	363,886
		2,975,691

PEOPLE'S REPUBLIC OF CHINA ― 2.4%
Baidu, Inc. ADR(1)	400	132,024
Ctrip.com International Ltd. ADR(1)	13,482	659,809
Industrial & Commercial Bank of China Ltd. H Shares	1,386,000	946,002
NetEase.com, Inc. ADR(1)	8,799	369,470
Tencent Holdings Ltd.	93,200	1,386,495
		3,493,800

SINGAPORE ― 0.3%
United Overseas Bank Ltd.	43,000	498,352

SOUTH KOREA ― 3.4%
Hyundai Motor Co.	20,500	1,739,931
POSCO	3,500	1,293,339
Samsung Electronics Co. Ltd.	3,100	1,913,764
		4,947,034

SPAIN ― 4.0%
Banco Bilbao Vizcaya Argentaria SA	40,500	719,373
Banco Santander SA	214,425	3,299,936
Telefonica SA	72,200	1,820,669
		5,839,978

SWEDEN ― 2.1%
Atlas Copco AB A Shares	63,900	803,412
Autoliv, Inc.	13,500	432,945
Electrolux AB, Series B(1)	39,300	814,328
H & M Hennes & Mauritz AB B Shares	18,000	997,549
		3,048,234

SWITZERLAND ― 8.8%
ABB Ltd.(1)	47,915	919,476
Actelion Ltd.(1)	4,800	276,967
Adecco SA	19,600	941,222
Credit Suisse Group AG	30,000	$ 1,528,473
Holcim Ltd.(1)	4,200	283,200
Julius Baer Holding AG	25,600	1,301,879

NT International Growth – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares	Value

Nestle SA	47,100	1,956,236
Novartis AG	43,465	2,014,602
Roche Holding AG	13,266	2,108,478
SGS SA	200	247,238
Syngenta AG	5,207	1,224,424
		12,802,195

TAIWAN (REPUBLIC OF CHINA) ― 1.9%
AU Optronics Corp.	330,216	333,060
AU Optronics Corp. ADR	42,848	422,481
Hon Hai Precision Industry Co. Ltd.	108,000	364,194
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	95,149	1,018,095
Wistron Corp.	308,535	598,014
		2,735,844

TURKEY ― 1.0%
Turkiye Garanti Bankasi AS(1)	374,800	1,386,668

UNITED KINGDOM ― 16.6%
Admiral Group plc	67,776	1,174,367
AMEC plc	35,700	436,193
Antofagasta plc	82,200	1,015,913
AstraZeneca plc	18,300	843,217
Autonomy Corp. plc(1)	33,898	712,853
Barclays plc(1)	391,035	2,396,759
BG Group plc	134,231	2,214,371
British Sky Broadcasting Group plc	138,700	1,227,880
Cadbury plc	59,000	556,268
Capita Group plc (The)	49,601	548,498
Carnival plc	26,600	812,662
Compass Group plc	151,500	805,588
GlaxoSmithKline plc	48,172	943,018
HSBC Holdings plc	210,778	2,235,477
Intercontinental Hotels Group plc	41,300	512,192
Kingfisher plc	281,600	966,492
Man Group plc	86,760	375,888
Next plc	17,100	453,494
Reckitt Benckiser Group plc	30,908	1,431,561
Rolls-Royce Group plc(1)	70,800	519,154
Scottish & Southern Energy plc	56,006	1,017,791
Standard Chartered plc	19,214	436,110
Tesco plc	264,553	1,619,750
Vodafone Group plc	412,900	890,047
		24,145,543
TOTAL COMMON STOCKS
(Cost $119,084,695)		145,007,743

NT International Growth – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares	Value

TEMPORARY CASH INVESTMENTS — 1.0%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	176,208	$ 176,208

Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Treasury obligations, 3.125%, 4/30/13, valued at $1,224,736), in a joint trading account at 0.18%, dated 8/31/09, due 9/1/09 (Delivery value $1,200,006)	1,200,000	1,200,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,376,208)		1,376,208

TOTAL INVESTMENT SECURITIES — 100.4%
(Cost $120,460,903)		146,383,951
OTHER ASSETS AND LIABILITIES — (0.4)%		(557,197)
TOTAL NET ASSETS — 100.0%		$145,826,754

Market Sector Diversification
(as a % of net assets)
Financials	22.4%
Consumer Discretionary	14.8%
Industrials	11.3%
Information Technology	10.0%
Materials	9.5%
Health Care	8.1%
Energy	7.4%
Consumer Staples	6.9%
Telecommunication Services	3.7%
Diversified	3.5%
Utilities	1.8%
Cash and Equivalents*	0.6%

*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
EAFE	-	Europe, Australasia, and Far East
ETF	-	Exchange Traded Fund
MSCI	-	Morgan Stanley Capital International

(1)	Non-income producing.

NT International Growth – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the funds to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of August 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$ 13,106,077	$ 131,901,666	–
Temporary Cash Investments	$176,208	$1,200,000	–
Total Value of Investment Securities	$ 13,282,285	$ 133,101,666	–

3. Federal Tax Information

As of August 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 124,642,733
Gross tax appreciation of investments	$ 21,968,941
Gross tax depreciation of investments	(227,723)
Net tax appreciation (depreciation) of investments	$ 21,741,218

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Emerging Markets Fund

August 31, 2009

NT Emerging Markets – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.7%

BRAZIL ― 16.1%
BM&FBOVESPA SA	74,600	$ 460,733
Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	12,200	298,478
Gerdau SA Preference Shares	24,400	287,280
Global Village Telecom Holding SA(1)	21,300	379,731
Itau Unibanco Holding SA Preference Shares	84,559	1,416,420
MRV Engenharia e Participacoes SA	12,800	229,554
Natura Cosmeticos SA	15,900	255,622
Net Servicos de Comunicacao SA Preference Shares(1)	17,300	183,125
PDG Realty SA Empreendimentos e Participacoes	17,700	259,767
Petroleo Brasileiro SA ADR	43,265	1,715,025
Vale SA Preference Shares	110,500	1,911,925
Vivo Particpacoes SA ADR	11,320	257,643
Votorantim Celulose e Papel SA(1)	41,041	644,130
		8,299,433

HONG KONG ― 6.0%
China Mobile Ltd. ADR	25,098	1,235,323
China Overseas Land & Investment Ltd.	160,000	325,349
China Resources Land Ltd.	166,000	347,402
CNOOC Ltd.	425,000	558,226
Fushan International Energy Group Ltd.(1)	690,000	469,173
Shimao Property Holdings Ltd.	116,500	173,462
		3,108,935

HUNGARY ― 1.3%
OTP Bank plc(1)	26,078	672,745

INDIA ― 8.2%
Aban Offshore Ltd.	4,810	160,801
Bharat Heavy Electricals Ltd.	7,389	349,512
Grasim Industries Ltd.	4,583	255,336
HDFC Bank Ltd.	16,023	482,741
ICICI Bank Ltd.	21,794	335,291
Infosys Technologies Ltd.	21,616	943,511
JSW Steel Ltd.	33,570	473,830
Maruti Suzuki India Ltd.	14,206	418,324
Reliance Industries Ltd.(1)	6,141	252,193
Sesa Goa Ltd.	72,674	316,000
Sterlite Industries India Ltd.(1)	8,922	123,464
Sterlite Industries India Ltd. ADR(1)	9,256	123,938
		4,234,941

INDONESIA ― 3.2%
PT Astra International Tbk	52,000	155,536
PT Bank Rakyat Indonesia	599,500	452,004
PT Bumi Resources Tbk	1,613,000	464,058
PT Perusahaan Gas Negara	1,729,500	596,231
		1,667,829

ISRAEL ― 0.9%
Teva Pharmaceutical Industries Ltd. ADR	9,247	476,220

LUXEMBOURG ― 0.6%
Evraz Group SA GDR	10,821	$ 289,730

MALAYSIA ― 0.7%
Bumiputra-Commerce Holdings Bhd	128,000	359,492

MEXICO ― 3.6%
America Movil SAB de CV, Series L ADR	27,593	1,245,824

NT Emerging Markets – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares	Value

Grupo Financiero Banorte SAB de CV	86,289	254,520
Wal-Mart de Mexico SAB de CV	96,923	342,643
		1,842,987

PEOPLE'S REPUBLIC OF CHINA ― 12.1%
Bank of China Ltd. H Shares	296,000	143,981
BYD Co. Ltd. H Shares(1)	36,000	225,742
China High Speed Transmission Equipment Group Co. Ltd.	200,000	431,459
China Life Insurance Co. Ltd. H Shares	343,000	1,447,155
China National Building Material Co. Ltd. H Shares	56,000	118,352
China Shenhua Energy Co. Ltd. H Shares	174,000	701,572
China Zhongwang Holdings Ltd.(1)	258,000	280,621
Ctrip.com International Ltd. ADR(1)	6,388	312,629
Industrial & Commercial Bank of China Ltd. H Shares	735,000	501,668
NetEase.com, Inc. ADR(1)	8,803	369,638
Ping An Insurance Group Co. of China Ltd. H Shares	45,000	336,754
Sino-Ocean Land Holdings Ltd.	112,500	101,897
Tencent Holdings Ltd.	66,000	981,853
Zhuzhou CSR Times Electric Co. Ltd. H Shares	144,000	245,250
		6,198,571

PERU ― 0.4%
Credicorp Ltd.	2,925	208,903

POLAND ― 0.7%
KGHM Polska Miedz SA	11,561	346,245

RUSSIAN FEDERATION ― 6.5%
CTC Media, Inc.(1)	19,542	259,909
OAO Gazprom ADR	41,207	857,220
OAO LUKOIL ADR	10,374	514,957
Sberbank of Russian Federation	469,079	695,644
Vimpel-Communications ADR(1)	42,627	658,161
Wimm-Bill-Dann Foods OJSC ADR(1)	5,414	342,760
		3,328,651

SINGAPORE ― 0.9%
Wilmar International Ltd.	96,000	435,713

SOUTH AFRICA ― 7.5%
Aspen Pharmacare Holdings Ltd.(1)	49,568	372,740
Foschini Ltd.	69,039	541,254
Gold Fields Ltd. ADR	15,882	191,696
Harmony Gold Mining Co. Ltd.(1)	20,803	195,694
Impala Platinum Holdings Ltd.	16,640	388,862
Kumba Iron Ore Ltd.	15,805	510,932
MTN Group Ltd.	57,764	946,707
Naspers Ltd. N Shares	14,465	473,211
Standard Bank Group Ltd.	18,865	$ 243,709
		3,864,805

SOUTH KOREA ― 13.7%
Glovis Co. Ltd.	3,794	315,939
Hankook Tire Co. Ltd.	27,530	489,363
Hyundai Mobis	3,971	421,297
Hyundai Motor Co.	6,291	533,947
LG Electronics, Inc.	9,164	1,049,285

NT Emerging Markets – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Shares	Value

POSCO	1,092	403,521
Samsung Electronics Co. Ltd.	5,351	3,303,404
Samsung Engineering Co. Ltd.	2,573	167,289
Shinhan Financial Group Co. Ltd.(1)	10,160	333,542
		7,017,587

TAIWAN (REPUBLIC OF CHINA) ― 11.5%
Acer, Inc.	70,000	159,494
AU Optronics Corp.	384,430	387,741
Catcher Technology Co. Ltd.	89,000	229,824
Hon Hai Precision Industry Co. Ltd.	301,557	1,016,901
MediaTek, Inc.	66,252	962,085
Shin Zu Shing Co. Ltd.	74,407	405,756
Taiwan Fertilizer Co. Ltd.	87,000	252,147
Taiwan Semiconductor Manufacturing Co. Ltd.	835,774	1,503,131
U-Ming Marine Transport Corp.	151,000	244,507
Wistron Corp.	391,594	759,002
		5,920,588

THAILAND ― 1.7%
Banpu PCL	28,100	329,665
CP ALL PCL	476,700	236,878
Kasikornbank PCL	142,100	315,453
		881,996

TURKEY ― 2.5%
Tofas Turk Otomobil Fabrikasi AS	156,509	392,290
Turk Hava Yollari AO	97,226	186,661
Turkiye Garanti Bankasi AS(1)	187,913	695,232
		1,274,183

UNITED KINGDOM ― 0.6%
Antofagasta plc	26,472	327,169

TOTAL COMMON STOCKS
(Cost $37,313,455)		50,756,723

TEMPORARY CASH INVESTMENTS — 2.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	71,167	71,167

Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Treasury obligations, 3.125%, 4/30/13, valued at $1,122,675), in a joint trading account at 0.18%, dated 8/31/09, due 9/1/09 (Delivery value $1,100,006)	1,100,000	1,100,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,171,167)	1,171,167

TOTAL INVESTMENT SECURITIES — 101.0%
(Cost $38,484,622)	$ 51,927,890
OTHER ASSETS AND LIABILITIES — (1.0)%	(501,213)
TOTAL NET ASSETS — 100.0%	$ 51,426,677

NT Emerging Markets – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)
Value

Market Sector Diversification
(as a % of net assets)
Information Technology	21.1%
Financials	20.0%
Materials	15.4%
Consumer Discretionary	11.1%
Energy	10.8%
Telecommunication Services	9.2%
Industrials	4.6%
Consumer Staples	3.7%
Health Care	1.6%
Utilities	1.2%
Cash and Equivalents*	1.3%

*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.

NT Emerging Markets – Schedule of Investments

AUGUST 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of August 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$ 7,365,768	$ 43,390,955	–
Temporary Cash Investments	71,167	1,100,000	–
Total Value of Investment Securities	$ 7,436,935	$ 44,490,955	–

3. Federal Tax Information

As of August 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 39,607,450
Gross tax appreciation of investments	$ 12,497,412
Gross tax depreciation of investments	(176,672)
Net tax appreciation (depreciation) of investments	$ 12,320,740

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	October 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	October 28, 2009

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	October 28, 2009